OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2018	2019
Loans receivable - current	$29	$30
Less: Allowance for loans receivable - current	(29)	(30)
Other receivable	3	—
Other	121	139
	$124	$139

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2017, 2018 and 2019:

(in US$ thousands)	2017	2018	2019
Balance at beginning of year	$28	$30	$29
Reversal for collection of bad debt	—	—	—
Translation adjustment	2	(1)	1
Balance at end of year	$30	$29	$30